Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	May 27, 2011 Smurfit Stone [Member]	Sep. 30, 2011 Smurfit Stone [Member]	Sep. 30, 2012 Smurfit Stone [Member]	Sep. 30, 2011 Smurfit Stone [Member]	Sep. 30, 2013 Smurfit Stone [Member]	Oct. 28, 2011 GMI [Member]	Jun. 22, 2012 Mid South [Member]	Sep. 30, 2013 Customer Relationships [Member]	Sep. 30, 2012 Customer Relationships [Member] Smurfit Stone [Member]	Oct. 28, 2011 Customer Relationships [Member] GMI [Member]	Jun. 22, 2012 Customer Relationships [Member] Mid South [Member]	Sep. 30, 2013 Favorable Contracts [Member]	Sep. 30, 2012 Favorable Contracts [Member] Smurfit Stone [Member]	Sep. 30, 2013 Technology and Patents [Member]	Sep. 30, 2012 Technology and Patents [Member] Smurfit Stone [Member]	Sep. 30, 2013 Trademarks and Tradenames [Member]	Sep. 30, 2012 Trademarks and Tradenames [Member] Smurfit Stone [Member]	Sep. 30, 2012 Noncompete Agreements [Member] Smurfit Stone [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2011 Maximum [Member] Smurfit Stone [Member]	Oct. 28, 2011 Maximum [Member] GMI [Member]	Oct. 28, 2011 Maximum [Member] Customer Relationships [Member] GMI [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2011 Minimum [Member] Smurfit Stone [Member]	Oct. 28, 2011 Minimum [Member] GMI [Member]	Oct. 28, 2011 Minimum [Member] Customer Relationships [Member] GMI [Member]	Sep. 30, 2012 Amounts Recognized as of Acquisition Date (as adjusted) [Member] Smurfit Stone [Member]		Sep. 30, 2012 Measurement Period Adjustments [Member] Smurfit Stone [Member]		May 27, 2011 Amounts Recognized As of Acquisition Date [Member] Smurfit Stone [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired			$ 4,919.1					$ 90.2	$ 32.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			473.5
Business Combination, Purchase Price Allocation, Cash Issued and Issuable, Net of Cash Acquired			1,303.4
Common stock issued in acquisition			31.0
Stock issued in acquisition			2,378.8
Shares reserved for future issuance			0.7		0.7		0.2
Debt assumed in acquisition			1,180.5
Stock options assumed			56.4	56.4		56.4
Business Acquisition, Equity Interest Issued or Issuable, Per Share			$ 76.735
Acquisition date			May 27, 2011					Oct. 28, 2011	Jun. 22, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets, net of cash received																													1,452.7	[1]	(6.8)	[2]	1,459.5	[3]
Property, plant, and equipment																													4,379.3	[1]	(12.1)	[2]	4,391.4	[3]
Goodwill	1,862.1	1,865.3						25.0	8.5																				1,080.7	[1]	(10.9)	[2]	1,091.6	[3]
Intangible assets																													713.1	[1]	21.7	[2]	691.4	[3]
Other long-term assets																													114.5	[1]	19.0	[2]	95.5	[3]
Total assets acquired				7,729.4		7,729.4																							7,740.3	[1]	10.9	[2]	7,729.4	[3]
Current portion of debt																													9.4	[1]	0	[2]	9.4	[3]
Current liabilities																													823.3	[1]	6.6	[2]	816.7	[3]
Long-term debt due after one year																													1,171.1	[1]	0	[2]	1,171.1	[3]
Accrued pension and other long-term benefits																													1,201.7	[1]	(4.1)	[2]	1,205.8	[3]
Noncontrolling interest and other long-term liabilities																													796.2	[1]	8.4	[2]	787.8	[3]
Total liabilities and noncontrolling interests assumed				(3,990.8)		(3,990.8)																							4,001.7	[1]	10.9	[2]	3,990.8	[3]
Net assets acquired																													3,738.6	[1]	0	[2]	3,738.6	[3]
Business Acquisition, Purchase Price Allocation, Unfavorable Contract Accrual								2.1
Weighted Average Life					10 years 2 months						10 years 6 months		12 years 6 months		6 years 11 months		8 years		3 years 6 months	2 years
Finite-Lived Intangible Assets, Useful Life	12 years 5 months									11 years 10 months				11 years 10 months		8 years		33 years 11 months			40 years	18 years		12 years	2 years	1 year		11 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					713.1						663.0	39.5	9.9		23.5		13.3		10.3	3.0
Unfavorable Lease Contracts, Useful Live, Minimum																											2 years
Unfavorable Lease Contracts, Useful Live, Maximum																							10 years
Business Acquisition, Pro Forma Information [Abstract]
Net sales						9,574.5
Net income attirbutable to Rock-Tenn Company shareholders						341.1
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				2,273.7
Business Combination, Pro Forma Information, Nonrecurring Expense, Inventory Step Up						59.4
Business Combination, Pro Forma Information, Nonrecurring Expense, Employee Compensation Related Costs						97.8
Business Combination, Pro Forma Information, Nonrecurring Expense, Acquisition Costs						48.2
Business Combination, Pro Forma Information, Nonrecurring Expense, Loss on Extinguishment of Debt						81.5
Business Combination, Pro Forma Information, Integration Related Costs						$ 35.9

[1]	The measurement period adjustments were due primarily to refinements of third party appraisals related to certain property, plant and equipment and intangible assets and related estimated useful lives as well as adjustments to certain tax accounts based on among other things, adjustments to deferred tax liabilities including the recent appraisal adjustments, analysis of the tax basis of acquired assets and liabilities and other tax adjustments. The net impact of the measurement period adjustments resulted in a net decrease to goodwill.
[2]	The measurement period adjustments recorded in fiscal 2012 did not have a significant impact on our condensed consolidated statements of income for any period of fiscal 2012 or 2011. In addition, these adjustments did not have a significant impact on our condensed consolidated balance sheet as of September 30, 2011. Therefore, we recorded the cumulative impact in fiscal 2012 and did not retrospectively adjust the comparative 2011 financial information presented herein.
[3]	As previously reported in the Notes to Consolidated Financial Statements included in our Fiscal 2011 Form 10-K.